NET INCOME (LOSSES) PER SHARE ("EPS") - Antidilutive Securities (Details)	12 Months Ended
Dec. 31, 2025 shares
NET INCOME (LOSSES) PER SHARE ("EPS")
Total anti-dilutive securities	27,791,201
Employee Stock Option
NET INCOME (LOSSES) PER SHARE ("EPS")
Total anti-dilutive securities	27,791,201